STOCKHOLDERS' DEFICIT - Common stock issuance - Extinguishment of obligations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Oct. 31, 2024	Oct. 02, 2024
Class of Stock
Common stock fair value		$ 133,750	$ 133,750
Extinguishment of Lenders/Vendors
Class of Stock
Number of shares issued to extinguish obligations to certain vendors/lenders	6,534,776
Common stock fair value	$ 7,461,574
Extinguishment of Lenders/Vendors | 9/12/2024
Class of Stock
Number of shares issued to extinguish obligations to certain vendors/lenders	2,433,550
Common stock fair value	$ 2,652,570
Extinguishment of Lenders/Vendors | 9/12/2024
Class of Stock
Number of shares issued to extinguish obligations to certain vendors/lenders	1,326,125
Common stock fair value	$ 1,445,476
Extinguishment of Lenders/Vendors | 9/12/2024
Class of Stock
Number of shares issued to extinguish obligations to certain vendors/lenders	189,375
Common stock fair value	$ 206,419
Extinguishment of Lenders/Vendors | 9/24/2024
Class of Stock
Number of shares issued to extinguish obligations to certain vendors/lenders	1,557,796
Common stock fair value	$ 1,962,823
Extinguishment of Lenders/Vendors | 9/24/2024
Class of Stock
Number of shares issued to extinguish obligations to certain vendors/lenders	269,648
Common stock fair value	$ 339,756
Extinguishment of Lenders/Vendors | 11/13/2024
Class of Stock
Number of shares issued to extinguish obligations to certain vendors/lenders	72,800
Common stock fair value	$ 60,861
Extinguishment of Lenders/Vendors | 11/13/2024
Class of Stock
Number of shares issued to extinguish obligations to certain vendors/lenders	136,000
Common stock fair value	$ 113,696
Extinguishment of Lenders/Vendors | 12/27/2024
Class of Stock
Number of shares issued to extinguish obligations to certain vendors/lenders	206,234
Common stock fair value	$ 247,481